MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Marketable Securities

Marketable securities of the Company represent the shares received as a payment from clients for services provided.

Marketable securities	Value as of December 31, 2014	Value as of December 31, 2013
Shares received as a payment from client	$—	$184,800
Securities from MJ Holdings, Inc.	94,776	—
Total marketable securities	$94,776	$184,800

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

The Company uses a Black-Scholes model to measure the value of the warrants. The following assumptions were used by the Company for the Black-Scholes model valuation of the warrants as of their initial valuation:

Black-Scholes Calculator Data	Initial Valuation and Recognition
	#1	#2	#3	#4	#5	#6
Warrant
Stock price, $	8.69	4.00	8.00	6.15	2.01	2.02
Exercise price, $	6.42	8.45	7.87	6.95	3.53	2.56
Time to maturity, Years	0.5	0.5	0.5	0.5	1.0	1.0
Annual risk-free rate, %	0.05	0.05	0.05	0.05	0.04	0.11
Annualized volatility, %	70.0	70.0	70.0	70.0	70.0	70.0
Black-Scholes Value per warrant, $	2.876	0.080	1.616	0.918	0.214	0.391
Number of warrants/shares	33,333	33,333	33,333	33,333	33,333	33,333
Total value of warrants/shares, $	95,866	2,666	53,867	30,600	7,133	13,033

The following data were used by the Company for the Black-Scholes model valuation of the warrants as of December 31, 2014:

Fair Value of Warrants	As of December 31, 2014
	#2	#3	#4	#5	#6
Warrant
Stock price, $	2.00	2.00	2.00	2.00	2.00
Exercise price, $	8.45	7.87	6.95	3.53	2.56
Time to maturity, Years	1.0	1.0	1.0	1.0	1.0
Annual risk-free rate, %	0.22	0.22	0.22	0.22	0.22
Annualized volatility, %	120.0	120.0	120.0	120.0	120.0
Black-Scholes Value per warrant, $	0.25	0.27	0.31	0.60	0.77
Number of warrants/shares	33,333	33,333	33,333	33,333	33,333
Total value of warrants/shares, $	8,179	8,920	10,318	20,053	25,656

Warrant [Member]
Marketable Securities

provided under the agreement. The following table represents the initial recognition value and subsequent adjustment as of reporting date:

Warrants	Initial Fair Value	Fair Value at Conversion	Gain or (Loss)	Fair Value as of December 31, 2014
Warrant #1	$95,866	$(94,719)	$(1,147)	$—
Warrant #2	2,666		5,513	8,179
Warrant #3	53,867		(44,947)	8,920
Warrant #4	30,600		(20,282)	10,318
Warrant #5	7,133		12,920	20,053
Warrant #6	13,033		12,623	25,656
Total	$203,165	$(94,719)	$(35,320)	$73,126